Note 8 - Subsequent Events (Details Textual)					1 Months Ended	6 Months Ended
	Feb. 11, 2016 USD ($)	Jan. 26, 2016 shares	Jan. 15, 2016 USD ($) shares	Oct. 15, 2015 shares	Jan. 31, 2016 shares	Jun. 30, 2016 shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Private Placement [Member] | Subsequent Event [Member]
Sale of Stock, Commissions			$ 0
Sale of Stock, Number of Shares Issued in Transaction | shares			26,707,994		218,000
Number of Investors			37		2
Sale of Stock, Consideration Received on Transaction			$ 647,610
Private Placement [Member]
Sale of Stock, Number of Shares Issued in Transaction | shares			26,707,994			218,000
Number of Investors			37			2
Sale of Stock, Consideration Received on Transaction			$ 647,655
Subsequent Event [Member] | Common Stock Exchange for Patent Application [Member] | Chief Executive Officer [Member]
Stock Issued During Period, Shares, New Issues | shares		200,000,000
Subsequent Event [Member] | Focus Product Design [Member]
Product Design Fixed Service Fee	$ 635,100
Common Stock Exchange for Patent Application [Member] | Chief Executive Officer [Member]
Stock Issued During Period, Shares, New Issues | shares		200,000,000
Chief Executive Officer [Member]
Stock Issued During Period, Shares, New Issues | shares		200,000,000		20,000,000
Focus Product Design [Member]
Prepaid Expense, Current							$ 7,400
Product Design Fixed Service Fee	$ 635,100
Prepaid Expense, Current							$ 7,400